Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Long-term debt was as follows:

	December 31,
	2015	2014
	(In thousands)
Western obligations:
Revolving Credit Facility due 2019	$—	$—
Term Loan Credit Facility due 2020, net of unamortized financing costs of $9,442 and $11,382, respectively	529,558	533,118
6.25% Senior Unsecured Notes due 2021, net of unamortized financing costs of $4,938 and $5,877, respectively	345,062	344,123
Total Western obligations	874,620	877,241
NTI obligations:
Revolving Credit Facility due 2018	—	—
7.125% Senior Secured Notes, due November 2020, net of unamortized financing costs of $2,032 and $2,345 and unamortized premium of $5,925 and $7,037, respectively	353,893	354,692
Total NTI obligations	353,893	354,692
WNRL obligations:
Revolving Credit Facility due 2018	145,000	269,000
7.5% Senior Notes due 2023, net of unamortized financing costs of $6,072 for 2015	293,928	—
Total WNRL obligations	438,928	269,000
Unamortized financing costs, revolving credit facilities	(17,047)	(20,768)
Long-term debt	1,650,394	1,480,165
Current portion of long-term debt	(5,500)	(5,500)
Long-term debt, net of current portion	$1,644,894	$1,474,665

Schedule of Interest Expense and Other Financing Costs [Table Text Block]
Interest expense and other financing costs were as follows:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Contractual interest:
Western obligations	$45,248	$51,114	$42,768
NTI obligations	24,474	20,342	4,883
WNRL obligations	21,079	1,096	—
	90,801	72,552	47,651
Amortization of loan fees	7,561	7,786	6,541
Amortization of original issuance discount	—	7,352	15,502
Other interest expense	9,059	11,717	6,835
Capitalized interest	(1,818)	(2,345)	(1,948)
Interest expense and other financing costs	$105,603	$97,062	$74,581